HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                           HV-6775 - PremierSolutions Cornerstone (Series II)

333-72042                           HV-6779 - PremierSolutions Standard (Series A-II)

333-151805                   HV-6777 - Hartford 403(b) Cornerstone Innovations

333-151805                   HV- 6778 - Premier InnovationsSM (Series II)

_____________________________

Supplement dated September 8, 2016 to your Prospectus

FUND RE-OPENING

JPMORGAN SMALL CAP GROWTH FUND - CLASS A

Effective August 25, 2016, the JPMorgan Small Cap Growth Fund Sub-Account was re-opened to all investors. All references in the Prospectus to the fund being closed are deleted.

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.